SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Rental income	$ 27,100	$ 43,760	$ 33,900	$ 43,760	$ 107,760
Cash	22,558		$ 22,558		79	481,965
Income tax benefits recognized			50.00%
Inventory					11,323,226	11,409,500
Advertising expense	25,051		$ 28,036		$ 10,612	44,800
Potentially dilutive shares			0		0
Cash	12,173		$ 12,173		$ 79	481,965
Proceeds from Rents Received	1,800		8,600
Regulated Operating Revenue, Field Services	25,300		25,300
Inventory, Real Estate	11,469,780		11,469,780
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Stock based compensation	$ 504,528		$ 504,528		112,557	$ 42,736
Rental Property [Member]
Property, Plant and Equipment [Line Items]
Rental income					72,460
Product and Service, Other [Member]
Property, Plant and Equipment [Line Items]
Rental income					$ 35,300
Minimum [Member]
Property, Plant and Equipment [Line Items]
Income tax benefits recognized					50.00%